Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current taxes
Current taxes	$ (878)	$ (872)
Uncertain tax positions	91	12
Change in estimate relating to prior periods	8	42
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(176)	(184)
Change in estimate relating to prior periods	(8)	(40)
Recognition and utilization of loss carryforwards	(4)	(21)
Previously unrecognized tax benefits	0	15
Uncertain tax positions	0	4
Total income taxes	$ (967)	$ (1,044)